UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

Conservative Value Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2017

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Conservative Value Equity Fund, Institutional Class Shares, and the Russell 1000 Value Index (the “Benchmark”) for trailing periods ending April 30, 2017, were as follows:

	6
	Months	1 Year	3 Years	5 Years	7 Years	10 Years
	Ended	Ended	Ended	Ended	Ended	Ended	Since
	4/30/17	4/30/17*	4/30/17*	4/30/17*	4/30/17*	4/30/17*	Inception*

LSV Conservative Value Equity Fund, Institutional Class Shares	13.09%	17.60%	7.61%	13.64%	11.67%	5.01%	5.37%

Benchmark:

Russell 1000 Value Index	11.69	16.55	8.26	13.32	11.74	5.53	5.86

*Periods longer than one year are annualized; inception date is 3/30/07; net of fees

Institutional Class Shares performance as of 3/31/17: 19.26% (1 year), 13.39% (5 year) , 5.43% (10 year) and 5.43% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets as represented by the S&P 500 Index rallied over the trailing six-month period and were up 13.32%. Value stocks broadly underperformed over the period as the Russell 1000 Value Index was up only 11.69%. The LSV Conservative Value Equity Fund (the “Fund”) advanced 13.09%. U.S. markets posted gains thanks in large part to the “Trump bump” following the November election. Although investors appear skeptical of the U.S. administration’s ability to pass policy agenda, the prospects of the Donald Trump’s tax reform plans were widely welcomed. Additionally, domestic macroeconomic data and corporate earnings results have proven supportive and further bolstered investor sentiment. Thanks to the improved economic outlook, the Federal Reserve raised interest rates by 25 basis points at the March FOMC meeting, with the expectation of additional increases later in 2017. This period saw a sharp reversal in leadership in markets from the first half of 2016 as more cyclical sectors rebounded while defensive sectors lagged.

Despite the underperformance of value, the Fund was able to outperform the Benchmark over the period. Performance attribution indicates that both stock selection and sector selection contributed to the Fund’s relative outperformance. From a stock selection perspective, deeper value stocks within Financials and Real Estate sectors performed particularly well and our holdings outperformed. From a sector perspective, the bulk of the excess return contribution came from our underweight position in Energy and overweight position in Financials. Top individual contributors included overweight positions in GEO Group, Apple, Prudential Financial and LAM Research. Main individual detractors included overweights to Qualcomm, Transocean, Tyson Foods and Target as well as an underweight to Union Pacific.

The Fund continued to trade at a significant discount to the overall market as well as to the Benchmark. The Fund is trading at 13.8x forward earnings compared to 16.7x for the Benchmark, 1.8x book compared to 2.0x for the Benchmark and 8.9x cash flow compared to 11.6x for the Benchmark. The portfolio is yielding 2.6% on the 12-month dividend yield. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Information Technology sectors while underweight the Energy and Consumer Staples sectors.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, 2017, the Fund’s biggest overweights are to the Technology and Consumer Discretionary sectors while the largest underweights are to the Financials, Consumer Staples, Industrials and Health Care sectors. At the industry level, the portfolio was overweight Insurance and Technology Hardware while underweight REITs, Diversified Financial Services, and Industrial Conglomerates.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2017	(Unaudited)

Sector Weightings †:

†     Percentages are based on total investments.

Schedule of Investments

LSV Conservative Value Equity Fund

	Shares	Value (000)

Common Stock (99.0%)
Aerospace & Defense (2.6%)
Boeing	2,900	$536
Raytheon	1,600	248
Spirit AeroSystems Holdings, Cl A	5,500	314
Textron	8,800	411
Triumph Group	4,100	107
United Technologies	9,300	1,107

		2,723

Agricultural Operations (0.6%)
Archer-Daniels-Midland	14,400	659

Agricultural Products (0.8%)
Bunge	6,300	498
Ingredion	3,100	384

		882

Air Freight & Logistics (0.3%)
FedEx	1,900	360

Aircraft (2.0%)
Alaska Air Group	3,800	323
American Airlines Group	7,600	324
Delta Air Lines	9,600	436
Southwest Airlines	8,000	450
United Continental Holdings*	8,000	562

		2,095

Apparel Retail (0.4%)
Foot Locker	3,500	271
Gap	6,400	167

		438

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	3,300	422
Bank of New York Mellon	13,900	654

LSV Conservative Value Equity Fund
	Shares	Value (000)
Asset Management & Custody Banks (continued)
State Street	6,300	$529

		1,605

Automotive (2.6%)
American Axle & Manufacturing Holdings*	12,100	213
Cooper Tire & Rubber	7,900	303
Ford Motor	60,100	689
General Motors	22,400	776
Goodyear Tire & Rubber	13,500	489
Lear	2,200	314

		2,784

Banks (10.1%)
Bank of America	98,600	2,301
CIT Group	7,500	347
Fifth Third Bancorp	19,000	464
JPMorgan Chase	34,800	3,028
Keycorp	22,700	414
PNC Financial Services Group	4,500	539
Regions Financial	35,800	492
SunTrust Banks	11,100	631
US Bancorp	7,300	375
Wells Fargo	39,100	2,105

		10,696

Biotechnology (0.5%)
Amgen	2,200	359
Gilead Sciences	2,900	199

		558

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	8,600	219

Building & Construction (0.3%)
Owens Corning	5,700	347

Chemicals (2.7%)
Celanese, Cl A	6,500	566
Dow Chemical	16,300	1,024
Eastman Chemical	5,100	407
Huntsman	14,100	349
LyondellBasell Industries, Cl A	5,800	491

		2,837

Commercial Printing (0.1%)
LSC Communications	1,262	33
RR Donnelley & Sons	3,366	42

		75

Commercial Services (0.1%)
Conduent*	8,000	130

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Computer & Electronics Retail (0.6%)
Best Buy	9,400	$487
GameStop, Cl A	5,600	127

		614

Computers & Services (5.4%)
Apple	8,500	1,221
CA	11,000	361
Dell Technologies, Cl V*	2,362	159
DXC Technology*	3,109	234
Hewlett Packard Enterprise	36,200	674
HP*	39,300	740
International Business Machines	6,300	1,010
Oracle	12,600	566
Seagate Technology	8,000	337
Western Digital	4,300	383

		5,685

Consumer Discretionary (1.4%)
Procter & Gamble	17,400	1,520

Diversified REIT’s (0.5%)
Cousins Properties	24,700	210
Select Income	13,600	341

		551

Drug Retail (0.5%)
CVS Health	6,300	519

Electrical Services (5.9%)
Ameren	7,900	432
American Electric Power*	8,400	570
Duke Energy	4,600	380
Edison International	5,900	472
Entergy	8,700	663
Exelon	17,600	609
FirstEnergy	19,100	572
General Electric	47,700	1,383
Pinnacle West Capital	4,000	340
Public Service Enterprise Group	17,100	753

		6,174

Financial Services (5.3%)
American Express	4,500	357
Capital One Financial	9,800	788
Citigroup	34,700	2,051
Discover Financial Services	3,900	244
Donnelley Financial Solutions*	1,262	28
Goldman Sachs Group	3,800	850
Morgan Stanley	23,100	1,002
Navient	17,400	265

		5,585

LSV Conservative Value Equity Fund
	Shares	Value (000)
Food, Beverage & Tobacco (1.6%)
Philip Morris International	7,400	$820
Tyson Foods, Cl A*	8,100	521
Universal	4,700	345

		1,686

General Merchandise Stores (0.6%)
Target	11,100	620

Health Care Distributors (0.8%)
Cardinal Health	5,000	363
McKesson	3,800	525

		888

Health Care Equipment (0.5%)
Medtronic	6,100	507

Health Care Facilities (0.3%)
LifePoint Health*	4,900	305

Health Care REIT’s (0.3%)
Senior Housing Properties Trust	15,800	340

Health Care Services (1.2%)
Express Scripts Holding*	6,000	368
HCA Holdings*	6,000	506
Quest Diagnostics	3,300	348

		1,221

Homefurnishing Retail (0.2%)
Bed Bath & Beyond	6,300	244

Hotels & Lodging (0.4%)
Wyndham Worldwide	4,000	381

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,300	427

Human Resource & Employment Services (0.4%)
ManpowerGroup	4,500	454

Independent Power Producers & Energy Traders (0.2%)
AES	18,800	213

Insurance (7.6%)
Aetna	3,300	446
Aflac	3,700	277
Allstate	8,700	707
American International Group	6,100	372
Anthem	3,200	569
Chubb	6,400	878
CIGNA	1,800	282

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Insurance (continued)
Hartford Financial Services Group	9,100	$440
Lincoln National	8,500	560
MetLife*	15,300	793
Prudential Financial	9,600	1,028
Travelers	6,300	766
Unum Group	9,900	459
XL Group*	10,400	435

		8,012

Machinery (1.0%)
AGCO	4,900	314
Cummins	3,100	468
Oshkosh	4,400	305

		1,087

Metal & Glass Containers (0.1%)
Owens-Illinois*	5,800	127

Mortgage REIT’s (0.4%)
Annaly Capital Management	37,500	443

Motorcycle Manufacturers (0.3%)
Harley-Davidson*	5,400	307

Multimedia (1.2%)
Time Warner	8,700	864
Viacom, Cl B	8,400	357

		1,221

Multi-Sector Holdings (2.8%)
Berkshire Hathaway, Cl B*	17,900	2,957

Office Electronics (0.3%)
Xerox	40,000	288

Office Equipment (0.2%)
Pitney Bowes	12,900	171

Office REIT’s (0.7%)
Brandywine Realty Trust	17,800	302
Mack-Cali Realty	13,700	371
Parkway	3,087	62

		735

Oil & Gas Equipment & Services (1.4%)
McDermott International*	48,700	318
National Oilwell Varco	10,200	357
Oceaneering International	9,600	253
Schlumberger*	6,900	501

		1,429

Paper & Paper Products (0.3%)
Domtar	7,800	309

LSV Conservative Value Equity Fund

	Shares	Value (000)
Paper Packaging (1.2%)
Avery Dennison	5,300	$441
International Paper	6,800	367
WestRock	7,900	423

		1,231

Petroleum & Fuel Products (7.8%)
Chevron	13,800	1,472
ExxonMobil	35,100	2,866
HollyFrontier	11,000	309
Marathon Petroleum	10,100	514
Murphy Oil	16,800	440
Nabors Industries	13,900	144
Phillips 66	5,800	461
Rowan, Cl A*	17,400	245
Tesoro	4,800	383
Transocean*	24,800	274
Valero Energy	13,300	859
World Fuel Services	7,700	284

		8,251

Pharmaceuticals (6.4%)
AbbVie	4,200	277
Johnson & Johnson	19,200	2,371
Merck	23,800	1,483
Mylan*	6,800	254
Pfizer	68,500	2,324

		6,709

Printing & Publishing (0.0%)
Gannett	4,300	36

Railroads (0.4%)
Norfolk Southern*	3,800	446

Reinsurance (1.1%)
Everest Re Group	1,700	428
Reinsurance Group of America, Cl A	3,600	450
Validus Holdings	5,200	288

		1,166

Retail (2.0%)
Kohl’s	8,200	320
Macy’s	6,000	175
Wal-Mart Stores	20,800	1,564

		2,059

Retail REIT’s (0.3%)
Washington Prime Group	30,900	272

Semi-Conductors/Instruments (3.7%)
Applied Materials	9,200	373
Intel	56,400	2,039
Lam Research	3,300	478

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Semi-Conductors/Instruments (continued)
QUALCOMM	18,400	$989

		3,879

Specialized REIT’s (1.2%)
GEO Group	9,150	305
Hospitality Properties Trust	8,900	283
LaSalle Hotel Properties	8,000	228
Omega Healthcare Investors	12,500	413

		1,229

Technology Distributors (0.4%)
Tech Data*	4,200	402

Telephones & Telecommunications (6.2%)
AT&T	51,100	2,025
Brocade Communications Systems	9,200	116
CenturyLink	13,000	334
Cisco Systems	57,100	1,945
Corning	25,600	738
Juniper Networks	13,300	400
Verizon Communications	21,500	987

		6,545

Thrifts & Mortgage Finance (0.7%)
MGIC Investment*	31,000	327
Radian Group	22,900	386

		713

TOTAL COMMON STOCK (Cost $85,037)		104,367

LSV Conservative Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
Morgan Stanley 0.630%, dated 04/28/17, to be repurchased on , 05/01/17, repurchased price $878 (collateralized by various U.S. Treasury Notes, par values ranging from $0 – $734, 1.000% – 3.000%, 05/15/18 – 11/15/46; with a total market value of $895)	$878	$878

TOTAL REPURCHASE AGREEMENT (Cost $878)		878

Total Investments – 99.8% (Cost $85,915)		$105,245

Percentages are based on Net Assets of 105,386 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$104,367	$—	$—	$104,367
Repurchase Agreement	—	878	—	878

Total Investments in Securities	$104,367	$878	$—	$105,245

For the six months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2017	(Unaudited)

LSV Conservative
Value Equity Fund
Assets:
Investments at Value (Cost $85,915)	$105,245
Cash	21
Dividends and Interest Receivable	124
Receivable for Investment Securities Sold	7
Receivable for Capital Shares Sold	1
Reclaim Receivable	1
Prepaid Expenses	23
Total Assets	105,422
Liabilities:
Payable due to Investment Adviser	15
Payable due to Administrator	5
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	16
Total Liabilities	36
Net Assets	$105,386

Net Assets Consist of:
Paid-in Capital	$95,183
Undistributed Net Investment Income	682
Accumulated Net Realized Loss on Investments	(9,809)
Net Unrealized Appreciation on Investments	19,330
Net Assets	$105,386

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($105,293 ÷ 8,690,639 shares)(1)	$12.12

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($93 ÷ 7,685 shares)(1)	$12.07*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2017	(Unaudited)

LSV Conservative
Value Equity Fund
Investment Income:
Dividend Income	$1,295
Interest Income	2
Total Investment Income	1,297
Expenses:
Investment Advisory Fees	194
Administration Fees	31
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Distribution Fees - Investor Class	—
Transfer Agent Fees	29
Registration and Filing Fees	14
Professional Fees	5
Printing Fees	4
Custodian Fees	3
Insurance and Other Fees	3
Total Expenses	285
Less: Waiver of Investment Advisory Fees	(106)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	179
Net Investment Income	1,118
Net Realized Gain on Investments	3,330
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,786
Net Realized and Unrealized Gain on Investments	11,116
Net Increase in Net Assets Resulting from Operations	$12,234

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets (000)

For the six months ended April 30, 2017 (Unaudited)

And for the year ended October 31, 2016

	LSV Conservative Value
	Equity Fund
	11/1/2016 to	11/1/2015 to
	04/30/2017	10/31/2016
Operations:
Net Investment Income	$1,118	$2,381
Net Realized Gain on Investments	3,330	1,784
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,786	(562)
Net Increase in Net Assets Resulting from Operations	12,234	3,603
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(2,348)	(2,078)
Investor Class Shares	(2)	(1)
Total Dividends and Distributions	(2,350)	(2,079)
Capital Share Transactions:
Institutional Class Shares:
Issued	10,636	11,763
Reinvestment of Dividends and Distributions	2,336	1,957
Redeemed	(10,186)	(12,112)
Net Increase from Institutional Class Shares Transactions	2,786	1,608
Investor Class Shares:
Issued	42	18
Reinvestment of Dividends and Distributions	2	1
Redeemed	(2)	(12)
Net Increase from Investor Class Shares Transactions	42	7
Net Increase in Net Assets Derived from Capital Share Transactions	2,828	1,615
Total Increase in Net Assets	12,712	3,139
Net Assets:
Beginning of Year or Period	92,674	89,535
End of Year or Period (including undistributed net investment income of $682 and $1,914, respectively)	$105,386	$92,674

Shares Transactions:
Institutional Class :
Issued	890	1,126
Reinvestment of Dividends and Distributions	198	187
Redeemed	(842)	(1,145)
Total Institutional Class Share Transactions	246	168
Investor Class :
Issued	3	2
Reinvestment of Dividends and Distributions	—	—
Redeemed	—	(1)
Total Investor Class Share Transactions	3	1
Net Increase in Shares Outstanding	249	169

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2017 (Unaudited) and for the years or period ended October 31,

Net Asset Value Beginning of Period		Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Conservative Value Equity Fund
Institutional Class Shares
2017*	$10.97	$0.13	$1.30	$1.43	$(0.28)	$—	$(0.28)	$12.12	13.09%	$105,293	0.35%	0.56%	2.18%	10%
2016	10.81	0.28	0.13	0.41	(0.25)	—	(0.25)	10.97	3.87	92,629	0.35	0.59	2.64	17
2015	12.29	0.25	(0.17)	0.08	(0.23)	(1.33)	(1.56)	10.81	0.29	89,498	0.35	0.60	2.25	15
2014	10.74	0.23	1.53	1.76	(0.21)	—	(0.21)	12.29	16.61	79,170	0.35	0.56	2.02	26
2013	8.26	0.21	2.49	2.70	(0.22)	—	(0.22)	10.74	33.60	153,794	0.35	0.52	2.25	15
2012	7.30	0.18	0.95	1.13	(0.17)	—	(0.17)	8.26	15.80	124,774	0.35	0.53	2.34	12
Investor Class Shares
2017*	$10.93	$0.11	$1.29	$1.40	$(0.26)	$—	$(0.26)	$12.07	12.88%	$93	0.60%	0.81%	1.84%	10%
2016	10.78	0.25	0.13	0.38	(0.23)	—	(0.23)	10.93	3.60	45	0.60	0.84	2.39	17
2015	12.28	0.22	(0.17)	0.05	(0.22)	(1.33)	(1.55)	10.78	0.05	37	0.60	0.86	1.97	15
2014**	12.01	0.07	0.20	0.27	—	—	—	12.28	2.25	6	0.60	0.86	1.46	26

*	For the six month period ended April 30, 2017. All ratios for the period have been annualized.
**	Commenced operations on June 10, 2014. All ratios for the period have been annualized
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2017	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Conservative Value Equity Fund Investor Class Shares commenced operations on June 10, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates —The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2017, there were no securities valued in accordance with the Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair

Notes to Financial Statements

April 30, 2017	(Unaudited)

value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements—In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Fair
Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral
Counterparty	Agreement	Received(1)	Received(1)	Net Amount(2)
Morgan Stanley	$878	$878	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements

April 30, 2017	(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $31,104 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2017, the Fund incurred $99 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2017, the Fund earned $9 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.35% and 0.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2018.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows (000):

Purchases	$11,603
Sales	$9,997

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements

April 30, 2017	(Unaudited)

The tax character of dividends and distributions declared during the years ended October 31, 2016 and 2015 was as follows:

		Long Term
	Ordinary	Capital
	Income	Gains	Total

2016	$2,079	$—	$2,079
2015	1,684	8,838	10,522

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,914
Capital Loss Carryforward	(13,095)
Unrealized Appreciation	11,500

Total Distributable Earnings	$319

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010, the date of enactment of the Regulated Investment Company Modernization Act of 2010 (“pre-RIC Mod losses”), may be carried forward for a maximum of eight years and applied against future capital gains. The Fund has the following pre-RIC Mod losses which expire on the following dates except that the carryforwards may be subject to annual limitations (000):

Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$8,847	$2,028	$2,220	$13,095

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

During the year ended October 31, 2016, $1,761 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$ 85,915	$ 23,282	$ (3,952)	$ 19,330
8.	Other:

At April 30, 2017, 85% of total shares outstanding for the Institutional Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2017, 93% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These were comprised of individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/16	04/30/17	Ratios	Period*
LSV Conservative Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,130.90	0.35%	$1.85
Investor Class Shares	1,000.00	1,128.80	0.60	3.17

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.06	0.35%	$1.75
Investor Class Shares	1,000.00	1,021.82	0.60	3.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Funds Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge ii upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-004-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017